Supplementary Financial Statement Information - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Abstract]
Payroll and related expenses		$ 576	$ 514	$ 564
Loss on abandonment of fixed assets	[1]			278
Depreciation		80	95	114
Other		21	65	42
Total expenses		677	674	998
Less – grants received		(141)	(155)	(100)
Total		$ 536	$ 519	$ 898

[1]	See note 7.